Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Deferred Tax Assets and Liabilities
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position by source of temporary differences:

As at December 31,	2018		2017
	Assets(1)	Liabilities(1)	Assets(1)	Liabilities(1)
Investments	$(738)	$8	$(841)	$116
Policy liabilities(2)	1,116	379	1,218	322
Deferred acquisition costs	95	(1)	84	7
Losses available for carry forward	600	(48)	543	(6)
Pension and other employee benefits	183	(136)	201	(150)
Other(3)	(47)	120	90	114
Total	$1,209	$322	$1,295	$403
Total net deferred tax asset	$887		$892

(1)
Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority. Negative amounts reported under Assets are deferred tax liabilities included in a net deferred tax asset position; negative amounts under Liabilities are deferred tax assets included in a net deferred tax liability position.

(2)	Consists of Insurance contract liabilities and Investment contract liabilities net of Reinsurance assets.
(3) Includes unused tax credits.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2017	$(957)	$896	$77	$549	$351	$(24)	$892
Charged to statement of operations	195	(170)	6	107	(26)	(149)	(37)
Charged to other comprehensive income	45	—	—	(13)	(17)	9	24
Charged to equity, other than other comprehensive income	—	—	6	—	—	3	9
Foreign exchange rate movements	(29)	11	7	5	11	(6)	(1)
As at December 31, 2018	$(746)	$737	$96	$648	$319	$(167)	$887

(1)	Consists of Insurance contract liabilities and Investment contract liabilities net of Reinsurance assets.
(2) Includes unused tax credits.

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2016	$(1,064)	$517	$171	$513	$410	$214	$761
Acquisitions (disposals) through business combinations	—	—	—	—	—	(10)	(10)
Charged to statement of operations	132	388	(74)	43	(66)	(209)	214
Charged to other comprehensive income	(73)	—	—	(9)	22	(4)	(64)
Foreign exchange rate movements	48	(9)	(20)	2	(15)	(15)	(9)
As at December 31, 2017	$(957)	$896	$77	$549	$351	$(24)	$892

(1)	Consists of Insurance contract liabilities and Investment contract liabilities net of Reinsurance assets.
(2) Includes unused tax credits.

Components of Income Tax Expense (Benefit)
In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

	2018	2017
Current income tax expense (benefit):
Current year	$561	$445
Adjustments in respect of prior years, including resolution of tax disputes	(1)	25
Tax rate and other legislative changes	—	46
Total current income tax expense (benefit)	560	516
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	42	(151)
Tax expense (benefit) arising from unrecognized tax losses	4	—
Adjustments in respect of prior years, including resolution of tax disputes	(9)	(10)
Tax rate and other legislative changes	—	(53)
Total deferred income tax expense (benefit)	37	(214)
Total income tax expense (benefit)	$597	$302

Disclosure Of Income Tax Relating To Components Of Other Comprehensive Income And Equity
Income tax benefit (expense) recognized directly in equity for the years ended December 31:

	2018	2017
Recognized in other comprehensive income:
Current income tax benefit (expense)	$(4)	$2
Deferred income tax benefit (expense)	24	(64)
Total recognized in other comprehensive income	20	(62)
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	9	—
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in other comprehensive income	$29	$(62)

Schedule Of Effective Income Tax Rate Differences Reconciliation
Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2018		2017
		%		%
Total net income (loss)	$2,914		$2,487
Add: Income tax expense (benefit)	597		302
Total net income (loss) before income taxes	$3,511		$2,789

Taxes at the combined Canadian federal and provincial statutory income tax rate	$939	26.8	$746	26.8
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(222)	(6.3)	(257)	(9.2)
Tax exempt investment income	(131)	(3.8)	(213)	(7.6)
Tax (benefit) cost of unrecognized tax losses and tax credits	4	0.1	—	—
Tax rate and other legislative changes	—	—	(7)	(0.3)
Adjustments in respect of prior years, including resolution of tax disputes	(10)	(0.3)	15	0.5
Other	17	0.5	18	0.6
Total tax expense (benefit) and effective income tax rate	$597	17.0	$302	10.8